Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2024
Revenues (losses)	653,340	521,860	9,140	(7,978,722)	1,928,301	(4,866,081)

Commissions and fees	436,112	-	88,934	-	430,773	955,819
Compensation and benefits	921,455	-	-	-	2,342,638	3,264,093
Occupancy	75,538	8,702	8,702	8,702	646,106	747,750
Communication and technology	375,377	353,799	366,199	353,799	1,941,343	3,390,517
General and administrative	160,848	20,138	20,138	20,138	657,232	878,494
Professional fees	22,377	106,139	106,139	106,139	4,111,040	4,451,834
Service fees	-	322,684	276,740	276,740	1,012,536	1,888,700
Interest	-	-	208,210	-	613,722	821,932
Depreciation	671	795,000	795,000	795,000	50,041	2,435,712
Marketing	1,405	236,500	236,500	236,500	2,887,944	3,598,849
Change in fair value of warrant liabilities	-	-	-	-	13,501	13,501
Other operating expenses	10,338	-	-	-	230,040	240,378

	2,004,121	1,842,962	2,106,562	1,797,018	14,936,916	22,687,579
				-
Income (loss) from operations	(1,350,781)	(1,321,102)	(2,097,422)	(9,775,740)	(13,008,615)	(27,553,660)
				-
Total segment assets	1,838,093	20,235,532	12,819,851	-	1,460,948	36,354,424
	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2023
Revenues (losses)	2,570,495	19,326,140	(2,342,395)	(798,725)	2,335,729	21,091,244

Commissions and fees	1,606,210	-	825,503	-	986,685	3,418,398
Compensation and benefits	997,602	-	-	-	3,102,250	4,099,852
Occupancy	-	7,120	7,120	7,120	848,894	870,254
Communication and technology	471,918	225,636	225,636	225,636	1,910,636	3,059,462
General and administrative	226,802	33,492	33,492	33,492	1,104,870	1,432,148
Crypto currencies	-	-	-	-	-	-
Professional fees	24,411	50,432	50,432	50,432	3,231,658	3,407,365
Research and development	-	-	-		7,115	7,115
Service fees	-	433,734	342,367	342,367	1,234,364	2,352,832
Interest	-	-	1,880,282		532,820	2,413,102
Depreciation and amortization	419	576,944	576,944	576,944	63,760	1,795,011
Marketing	1,673	3,909	3,909	3,909	4,183,395	4,196,795
Change in fair value of warrant liabilities	-	-	-	-	(565,313)	(565,313)
Impairment of fixed assets	-	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-	-
Other operating expenses	358,074	-	-	-	72,140	430,214

	3,687,109	1,331,267	3,945,685	1,239,900	16,713,274	26,917,235

Income (loss) from operations	(1,116,614)	17,994,873	(6,288,080)	(2,038,625)	(14,377,545)	(5,825,991)

Total segment assets	4,444,667	30,862,233	31,563,234	1,801,095	5,873,357	74,544,586

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2022
Revenues (Losses)	$3,284,729	$(6,694,312)	$(595,871)	$1,522,954	$(2,482,500)

Commissions and fees	2,297,341	7,863	664,435	229,295	3,198,934
Compensation and benefits	953,213	-	-	2,667,293	3,620,506
Occupancy	-	3,600	3,600	819,054	826,254
Communication and technology	459,263	340,408	340,408	2,252,715	3,392,794
General and administrative	101,143	57,372	57,372	1,012,685	1,228,572
Crypto currencies	-	-	-	-	-
Professional fees	17,496	106,533	106,533	3,486,277	3,716,839
Research and development	-	-	-	4,693,995	4,693,995
Service fees	-	470,791	951,857	534,137	1,956,785
Interest	-	-	1,675,946	658,652	2,334,598
Depreciation and amortization	539	800,000	800,000	431,847	2,032,386
Marketing	3,185	54,000	54,000	3,632,382	3,743,567
Payment service charge	-	(78,562)	66,155	-	(12,407)
Change in fair value of warrant liabilities	-	-	-	(1,260,354)	(1,260,354)
Impairment of fixed assets	-	-	-	1,690,028	1,690,028
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	6,499	-	-	25,907	32,406

	3,838,679	1,762,005	4,720,306	21,167,532	31,488,522

Loss from operations	$(553,950)	$(8,456,317)	$(5,316,177)	$(19,644,578)	$(33,971,022)

Total segment assets	$11,388,786	$13,468,277	$43,725,609	$18,051,712	$86,634,384